Egypt gas redirection and sale proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Oil and Gas Assets [Abstract]
Egypt gas redirection and sale proceeds, agreement period		3 months
Egypt gas redirection and sale proceeds	$ 0	$ 117,946
Egypt gas redirection and sale proceeds, parent		$ 59,000